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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             Form 13F

                       Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2001

          Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                  [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

          Name: Reliance Financial Services Corporation
                    Address: 5 Hanover Square
                        New York, NY 10004

                   Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George E. Bello
Title:                  Executive Vice President
Phone:                  212-858-8880

Signature, Place, and Date of Signing:       /s/  George E. Bello
--------------------------------------      ------------------------------
                                             New York, New York
                                             May 10, 2001


               NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

               Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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                                                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  1
Form 13F Information Table Entry Total:                             5
Form 13F Information Table Value Total (thousands):           $286,182
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                     Form 13F
    No.             File Number                             Name
-----------        ------------                      --------------------------
    1.                28-160                         Reliance Insurance Company




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                           Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended March 31, 2001.


COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------- -------------- --------- --------- ------------------------- ---------- --------- ----------------------
                                                   VALUE     SHRS OR     SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                                                                                                            ----------------------
NAME OF ISSUER            TITLE OF CLASS CUSIP     (x$1000)   PRN AMT    PRN     CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------- -------------- --------- --------- ---------- -------  ----- ---------- --------- ------ -------- ------
AVIGEN INC                COM            053690103       122     10,000    SH           DEFINED      1         X
GENTA INC                 COM NEW        37245M207       298     50,000    SH           DEFINED      1         X
INDIVIDUAL INV GROUP INC  COM            455907105       375    666,666    SH           DEFINED      1         X
BOSTON LIFE SCIENCES INC  COM NEW        100843408       117     37,500    SH           DEFINED      1         X
SYMBOL TECHNOLOGIES INC   COM            871508107   285,270  8,173,931    SH           DEFINED      1         X